As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street

New York, NY 10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President

Wall Street EWM Funds Trust

55 E. 52nd Street

New York, NY 10055
(Name and address of agent for service)

(800) 443-4693

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Evercore Equity Fund
EWMCX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://evercoreequityfund.com/. You can also request this information by contacting us at 1-800-443-4693.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Evercore Equity Fund	$46	0.89%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$527,561,866
Number of Holdings	32
Net Advisory Fee	$1,894,584
Portfolio Turnover	11%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Sectors	(%) of net assets
Financials	23.9%
Information Technology	22.3%
Communication Services	16.5%
Consumer Discretionary	15.5%
Industrials	11.6%
Energy	6.5%
Consumer Non-cyclical	2.6%
Cash & Other	1.1%

Top 10 Issuers	(%) of net assets
NVIDIA Corp.	9.2%
Alphabet, Inc.	8.1%
Comfort Systems USA, Inc.	5.1%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.5%
Morgan Stanley	4.3%
Microsoft Corp.	4.3%
Williams Cos., Inc.	3.9%
JPMorgan Chase & Co.	3.5%
Mastercard, Inc.	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://evercoreequityfund.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Evercore Wealth Management, LLC documents not be householded, please contact Evercore Wealth Management, LLC at 1-800-443-4693, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Evercore Wealth Management, LLC or your financial intermediary.
Evercore Equity Fund	PAGE 1	TSR-SAR-93208V304

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EVERCORE EQUITY FUND
Core Financial Statements
June 30, 2026

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Apparel — 2.2%
Crocs, Inc.(a)	96,000	$11,581,440
Banks — 7.8%
JPMorgan Chase & Co.	57,000	18,657,810
Morgan Stanley	108,500	22,680,840
		41,338,650
Building Materials — 1.6%
Builders FirstSource, Inc.(a)	93,080	8,328,798
Computers — 5.1%
Apple, Inc.	92,960	26,898,906
Diversified Financial Services — 5.7%
Blackrock, Inc.	11,850	11,394,486
Mastercard, Inc. - Class A	36,280	18,633,408
		30,027,894
Electrical Components & Equipment — 2.7%
Generac Holdings, Inc.(a)	48,000	14,054,880
Electronics — 2.2%
Amphenol Corp. - Class A	65,000	11,460,800
Engineering & Construction — 5.1%
Comfort Systems USA, Inc.	13,600	26,954,520
Healthcare-Products — 2.6%
Thermo Fisher Scientific, Inc.	27,220	13,647,019
Home Furnishings — 2.9%
SharkNinja, Inc.(a)	102,500	15,607,675
Insurance — 5.3%
Chubb Ltd.	46,365	15,798,410
Progressive Corp.	55,265	12,072,639
		27,871,049
Internet — 16.5%
Alphabet, Inc. - Class A	45,805	16,369,333
Alphabet, Inc. - Class C	74,000	26,146,420
Amazon.com, Inc.(a)	99,000	23,595,660
Spotify Technology SA(a)	21,989	10,095,810
Uber Technologies, Inc.(a)	149,345	10,776,735
		86,983,958
Leisure Time — 3.4%
Viking Holdings Ltd.(a)	172,000	18,003,240
Oil & Gas — 2.6%
EOG Resources, Inc.	106,620	13,831,813

The accompanying notes are an integral part of these financial statements.

1

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Pipelines — 3.9%
Williams Cos., Inc.	277,000	$20,592,180
Private Equity — 2.6%
Blackstone, Inc. - Class A	116,120	13,663,840
Real Estate — 2.5%
CBRE Group, Inc. - Class A(a)	99,000	13,334,310
Retail — 7.0%
AutoZone, Inc.(a)	4,755	15,196,695
Casey’s General Stores, Inc.	9,500	7,550,505
Home Depot, Inc.	40,000	14,107,200
		36,854,400
Semiconductors — 11.4%
Broadcom, Inc.	30,000	11,332,500
NVIDIA Corp.	243,515	48,724,916
		60,057,416
Software — 5.8%
Microsoft Corp.	60,340	22,508,027
ServiceNow, Inc.(a)	83,500	8,289,880
		30,797,907
TOTAL COMMON STOCKS (Cost $203,576,640)		521,890,695
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.4%
Invesco Government & Agency Portfolio - Institutional Class, 3.57%(b)	1,940,678	1,940,678
TOTAL MONEY MARKET FUNDS (Cost $1,940,678)		1,940,678
TOTAL INVESTMENTS — 99.3% (Cost $205,517,318)		$523,831,373
Other Assets in Excess of Liabilities — 0.7%		3,730,493
TOTAL NET ASSETS — 100.0%		$527,561,866

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

2

EVERCORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$523,831,373
Receivable for investments sold	12,749,137
Dividends receivable	167,767
Receivable for fund shares sold	37,450
Dividend tax reclaims receivable	24,275
Prepaid expenses and other assets	28,134
Total assets	536,838,136
LIABILITIES:
Payable for investments purchased	8,701,140
Payable to Adviser	323,419
Payable for fund shares redeemed	112,681
Payable for expenses and other liabilities	139,030
Total liabilities	9,276,270
NET ASSETS	$527,561,866
Net Assets Consist of:
Paid-in capital	$192,856,924
Total distributable earnings	334,704,942
Total net assets	$527,561,866
Net assets	$527,561,866
Shares issued and outstanding (unlimited shares authorized without par value)	12,423,059
Net asset value per share	$42.47
Cost:
Investments, at cost	$205,517,318

The accompanying notes are an integral part of these financial statements.

3

EVERCORE EQUITY FUND
STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,824,128
Total investment income	2,824,128
EXPENSES:
Investment advisory fee	1,894,584
Fund administration and accounting fees	239,636
Legal fees	23,861
Trustees’ fees	22,962
Transfer agent fees	16,515
Federal and state registration fees	16,159
Custodian fees	12,957
Audit fees	9,465
Reports to shareholders	3,211
Other expenses and fees	16,646
Total expenses	2,255,996
Net investment income	568,132
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	24,845,064
Net realized gain (loss)	24,845,064
Net change in unrealized appreciation (depreciation) on:
Investments	16,050,220
Net change in unrealized appreciation (depreciation)	16,050,220
Net realized and unrealized gain (loss)	40,895,284
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,463,416

The accompanying notes are an integral part of these financial statements.

4

EVERCORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income (loss)	$568,132	$315,524
Net realized gain (loss)	24,845,064	16,863,340
Net change in unrealized appreciation (depreciation)	16,050,220	34,957,292
Net increase (decrease) in net assets from operations	41,463,416	52,136,156
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(26,043,002)
Total distributions to shareholders	—	(26,043,002)
CAPITAL TRANSACTIONS:
Shares sold	7,759,099	17,996,620
Shares issued from reinvestment of distributions	—	23,555,961
Shares redeemed	(27,566,028)	(42,054,007)
Net increase (decrease) in net assets from capital transactions	(19,806,929)	(501,426)
Net increase (decrease) in net assets	21,656,487	25,591,728
NET ASSETS:
Beginning of the period	505,905,379	480,313,651
End of the period	$527,561,866	$505,905,379
SHARES TRANSACTIONS
Shares sold	191,745	474,258
Shares issued from reinvestment of distributions	—	597,261
Shares redeemed	(689,405)	(1,100,412)
Total increase (decrease) in shares outstanding	(497,660)	(28,893)

The accompanying notes are an integral part of these financial statements.

5

EVERCORE EQUITY FUND
FINANCIAL HIGHLIGHTS

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$39.15	$37.09	$33.58	$26.38	$33.65	$26.81
INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.02	0.16	0.17	0.15	0.01
Net realized and unrealized gain (loss) on investments(b)	3.28	4.15	4.67	7.20	(7.27)	7.88
Total from investment operations	3.32	4.17	4.83	7.37	(7.12)	7.89
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.16)	(0.17)	(0.15)	(0.00)(c)
Net realized gains	—	(2.08)	(1.16)	—	0.00(c)	(1.05)
Total distributions	—	(2.11)	(1.32)	(0.17)	(0.15)	(1.05)
Net asset value, end of period	$42.47	$39.15	$37.09	$33.58	$26.38	$33.65
Total return(d)	8.43%	11.22%	14.33%	27.95%	−21.17%	29.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$527,562	$505,905	$480,314	$404,869	$313,028	$380,175
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(e)	0.89%	0.90%	0.90%	0.93%	0.93%	0.95%
After expense waiver/ recoupment(e)	0.89%	0.90%	0.90%	0.93%	0.93%	0.96%
Ratio of net investment income (loss) to average net assets(e)	0.22%	0.06%	0.43%	0.59%	0.53%	0.04%
Portfolio turnover rate(d)	11%	17%	9%	10%	12%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
1. ORGANIZATION
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.
(a)
Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Evercore Wealth Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

7

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2026 the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks*	$521,890,695	$—	$—	$521,890,695
Short-Term Investment	1,940,678	—	—	1,940,678
Total Investments	$523,831,373	$—	$—	$523,831,373

*	Please refer to the Schedule of Investments for further industry breakout.
(b)
Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by
U.S. tax authorities for tax years prior to the year ended December 31, 2022. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.
(c)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

(d)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. These reclassifications have no effect on net assets, results of operations or NAV per share. As of June 30, 2026, no reclassifications were made.

8

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
3. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities for the six months ended June 30, 2026, excluding short-term investments, were $57,071,034 and $61,966,982, respectively. There were no purchases or sales of long-term U.S. government securities.
4. INVESTMENT ADVISER
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. As of June 30, 2026, the Adviser has recouped all eligible previously waived expenses.
Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund.
5. SHARES OF COMMON STOCK
Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Shares Sold	191,745	474,258
Shares Redeemed	(689,405)	(1,100,412)
Shares Reinvested	—	597,261
Net Increase	(497,660)	(28,893)
Shares Outstanding:
Beginning of Period	12,920,719	12,949,612
End of Period	12,423,059	12,920,719

9

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
6. TAX INFORMATION
As of December 31, 2025, the Fund’s most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$205,358,676
Gross tax unrealized appreciation	$311,314,808
Gross tax unrealized depreciation	(10,123,567)
Net unrealized appreciation	301,191,241
Undistributed ordinary income	62,651
Undistributed long-term capital gain	—
Other accumulated loss	(8,012,366)
Distributable earnings	$293,241,526

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and C-corporation basis adjustments.
There were no distributions made during the six-month period ended June 30, 2026.
The tax character of distributions paid during the years ended December 31, 2025 and 2024 were as follows:

	2025	2024
Ordinary Income	$351,258	$2,626,927
Long-Term Capital Gain	$25,691,744	$13,941,453

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Fund is deferring post-October losses in the amount of Short-term of $946,596 and Long-term of $7,065,770.
7. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
8. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2026, SEI Private Trust Company, for the benefit of Fund shareholders, owned 79.8% of the outstanding shares of the Fund.
9. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

10

EVERCORE EQUITY FUND
ADDITIONAL INFORMATION
Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2026 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.
Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1- 800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercoreequityfund.com on a monthly basis.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

11

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wall Street EWM Funds Trust

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, Principal Executive Officer

Date	09/03/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, Principal Executive Officer

Date	09/03/2026

By (Signature and Title)*	/s/ Dianna Caban
Dianna Caban, Principal Financial Officer

Date	09/04/2026

* Print the name and title of each signing officer under his or her signature.